Plant and equipment, net	12 Months Ended
Dec. 31, 2012
Plant and equipment, net [Abstract]
Plant and equipment, net

Note 8 - Plant and equipment, net

Plant and equipment consisted of the following as of December 31, 2012 and 2011:

	2012	2011

Leasehold improvements	$29	$-
Machinery and equipment	436	434
Vehicles and office equipment	81	-
Total	546	434
Less: accumulated depreciation	(285)	(216)
Plant and equipment, net	$261	$218

Depreciation expense for the years ended December 31, 2012, 2011 and 2010 amounted to $69, $1,369 and $1,506, respectively.

For the years ended December 31, 2012, 2011 and 2010, interest expense of approximately nil, $8 and $254, respectively, were capitalized into construction in progress.